INVESTMENT PROPERTIES - Schedule of investment properties (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
INVESTMENT PROPERTIES
Beginning balance	$ 35,542
Ending balance	34,387	$ 35,542	$ 35,542
Investment property
INVESTMENT PROPERTIES
Beginning balance	35,542
Ending balance	34,387	35,542	35,542
Investment property | Cost
INVESTMENT PROPERTIES
Beginning balance	36,819
Additions	447	730
Exchange adjustments	(338)	1,103
Ending balance	36,928	36,819	36,819
Investment property | Accumulated depreciation
INVESTMENT PROPERTIES
Beginning balance	(1,277)
Charge for the period	(1,280)		(1,237)
Exchange adjustments	16		(40)
Ending balance	(2,541)	(1,277)	(1,277)
Investment property | Leasehold land
INVESTMENT PROPERTIES
Beginning balance	5,547
Ending balance	5,372	5,547	5,547
Investment property | Leasehold land | Cost
INVESTMENT PROPERTIES
Beginning balance	5,746
Additions	80	730
Exchange adjustments	(63)	183
Ending balance	5,763	5,746	5,746
Investment property | Leasehold land | Accumulated depreciation
INVESTMENT PROPERTIES
Beginning balance	(199)
Charge for the period	(195)		(192)
Exchange adjustments	3		(7)
Ending balance	(391)	(199)	(199)
Investment property | Building
INVESTMENT PROPERTIES
Beginning balance	29,628
Ending balance	28,353	29,628	29,628
Investment property | Building | Cost
INVESTMENT PROPERTIES
Beginning balance	30,679
Additions	33
Exchange adjustments	(271)	906
Ending balance	30,441	30,679	30,679
Investment property | Building | Accumulated depreciation
INVESTMENT PROPERTIES
Beginning balance	(1,051)
Charge for the period	(1,050)		(1,019)
Exchange adjustments	13		(32)
Ending balance	(2,088)	(1,051)	(1,051)
Investment property | Others
INVESTMENT PROPERTIES
Beginning balance	367
Ending balance	662	367	367
Investment property | Others | Cost
INVESTMENT PROPERTIES
Beginning balance	394
Additions	334
Exchange adjustments	(4)	14
Ending balance	724	394	394
Investment property | Others | Accumulated depreciation
INVESTMENT PROPERTIES
Beginning balance	(27)
Charge for the period	(35)		(26)
Exchange adjustments			(1)
Ending balance	$ (62)	$ (27)	$ (27)